Retirement Plans - Summary of Plan's Assets Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total fair value	$ 227.4	$ 202.9	$ 199.7
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value	136.3	123.3
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value	$ 91.1	$ 79.6	$ 80.6